Consolidated Statement of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Loans with Warrants Equity Component	Foreign Currency Translation Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2019	SFr 1,650,380	SFr 157,191,707		SFr (27,565)	SFr (152,778,389)	SFr 6,036,133
Total comprehensive loss
Net loss					(8,200,165)	(8,200,165)
Other comprehensive income / (loss)				88,862	(26,118)	62,744
Total comprehensive loss				88,862	(8,226,283)	(8,137,421)
Transactions with owners of the
Reduction par value	(1,973,044)	1,973,044
Capital increase	429,466	15,645,530				16,074,996
Transaction costs		(636,858)				(636,858)
Conversion of loan	7,370	3,056,877				3,064,247
Share based payments					368,793	368,793
Balance at Dec. 31, 2020	114,172	177,230,300		61,297	(160,635,879)	16,769,890
Total comprehensive loss
Net loss					(17,058,443)	(17,058,443)	[1]
Other comprehensive income / (loss)				772	264,984	265,756	[1]
Total comprehensive loss				772	(16,793,459)	(16,792,687)
Transactions with owners of the
Capital increase	20,822	7,083,869				7,104,691
Share based/Asset purchase	7,735	2,447,081			1,078,800	3,533,616
Transaction costs		(156,817)				(156,817)
Conversion of loan	5,168	1,366,087				1,371,255
Share based payments	1,746	540,956			663,601	1,206,303
Balance at Dec. 31, 2021	149,643	188,511,476		62,069	(175,686,937)	13,036,251
Total comprehensive loss
Net loss					(26,528,411)	(26,528,411)
Other comprehensive income / (loss)				61,046	441,277	502,323
Total comprehensive loss				61,046	(26,087,134)	(26,026,088)
Transactions with owners of the
Capital increase	86,368	4,146,425				4,232,793
Transaction costs		(35,495)				(35,495)
Recognition of equity component of loans with warrants			134,929			134,929
Share based payments					342,799	342,799
Balance at Dec. 31, 2022	SFr 236,011	SFr 192,622,406	SFr 134,929	SFr 123,115	SFr (201,431,272)	SFr (8,314,811)

[1]	Revised, see note 33.